Statements of Changes in Net Assets Available for Benefits - EBP 112 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Interest and dividend income	$ 4,983,268	$ 4,650,975
Net appreciation in fair value of investments	31,624,559	19,159,843
Total investment income	36,607,827	23,810,818
Interest income, participant notes receivable	253,798	236,036
Contributions:
Employer	6,698,253	6,927,950
Participant	10,823,290	11,014,327
Rollover	1,898,491	1,590,072
Total contributions	19,420,034	19,532,349
Total additions	56,281,659	43,579,203
Deductions
Payment of benefits	46,440,138	31,204,940
Total deductions	46,440,138	31,204,940
Net increase	9,841,521	12,374,263
Net assets available for benefits:
Beginning of year	264,315,872	251,941,609
End of year	$ 274,157,393	$ 264,315,872